Leases - Summary of Changes in the Carrying Value of ROU Asset (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at March 31, 2020	$ 159,098
Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at March 31, 2020	158,824
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at March 31, 2020	18
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at March 31, 2020	20
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at March 31, 2020	236
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On adoption of IFRS 16	179,553
Additions	17,858
Terminations/modifications	(2,614)
Translation adjustments	(10,377)
Balance as at March 31, 2020	184,420
Gross carrying amount [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
On adoption of IFRS 16	178,958
Additions	17,826
Terminations/modifications	(2,614)
Translation adjustments	(10,331)
Balance as at March 31, 2020	183,839
Gross carrying amount [member] | Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
On adoption of IFRS 16	39
Translation adjustments	(5)
Balance as at March 31, 2020	34
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
On adoption of IFRS 16	34
Translation adjustments	(2)
Balance as at March 31, 2020	32
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
On adoption of IFRS 16	522
Additions	32
Translation adjustments	(39)
Balance as at March 31, 2020	515
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	26,686
Terminations/modifications	(69)
Translation adjustments	(1,295)
Balance as at March 31, 2020	25,322
Accumulated depreciation [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	26,361
Terminations/modifications	(69)
Translation adjustments	(1,277)
Balance as at March 31, 2020	25,015
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	17
Translation adjustments	(1)
Balance as at March 31, 2020	16
Accumulated depreciation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	13
Translation adjustments	(1)
Balance as at March 31, 2020	12
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	295
Translation adjustments	(16)
Balance as at March 31, 2020	$ 279